The Fair Value Option (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Option, Loans Held as Assets, 90 Days or More Past Due	$ 0
Eligible item or group for fair value option	7.10	4.83
Loans Receivable and Written Loan Commitments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Eligible item or group for fair value option	(0.02)	(0.85)	(4.27)
Fair value, option, aggregate differences, long-term debt instruments	$ 978.30	$ 846.69